Treasury Risk Management - Impact of Interest Rate Swaps and Cross-Currency Swaps (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Impact Of Interest Rate Swaps And Cross Currency Swaps [Line Items]
Cash and cash equivalents	€ 3,230	€ 3,317
Current other financial assets	874	770
Current financial liabilities	(3,235)	(7,968)
Non-current financial liabilities	(21,650)	(16,462)
Fixed and Floating Interest Rate [Member]
Disclosure Of Impact Of Interest Rate Swaps And Cross Currency Swaps [Line Items]
Cash and cash equivalents	3,230	3,317
Current other financial assets	874	770
Current financial liabilities	(3,235)	(7,968)
Non-current financial liabilities	(21,650)	(16,462)
Net debt	(20,781)	(20,343)
Fixed rate (weighted average amount of fixing for the following year)	€ (21,586)	€ (16,216)